SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Tables
Fair value of financial instruments

Assets and liabilities measured at fair value on a recurring basis at September 30, 2015 are summarized below:

	September 30, 2015
	Level 1	Level 2	Level 3	Fair Value
Current Liabilities:
Derivative liabilities	$-	$-	$1,385,695	$1,385,695

Assets and liabilities measured at fair value on a recurring basis at December 31, 2014 are summarized below:

	December 31, 2014
	Level 1	Level 2	Level 3	Fair Value
Current Assets:
Trading securities	$39,930	$—	$—	$39,930
Current Liabilities:
Derivative liability	$—	$—	$1,354,319	$1,354,319

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2014
	Level 1	Level 2	Level 3	Fair Value
Current Assets:
Trading securities	$39,930	$--	$--	$39,930
Current Liabilities:
Derivative warrant liability	$-	$--	$1,354,319	$1,354,319

	December 31, 2013
	Level 1	Level 2	Level 3	Fair Value
Current Assets:
Trading securities	$634,826	$--	$--	$634,826
Current Liabilities:
Derivative warrant liability	$-	$--	$2,549,196	$2,549,196

Fair value of Level 3 financial instruments

	Nine Months Ended	Nine Months Ended
	September 30, 2015	September 30, 2014
Fair value at beginning of period	$1,354,319	$2,549,196

Issuance of warrants	397,363
Embedded conversion feature	490,340
Modification and reclassification of outstanding warrants	-	114,923
Change in fair value	(856,327)	123,199
Fair value at end of period	$1,385,695	$2,787,318

	Year Ended	Year Ended
	December 31, 2014	December 30, 2013
Fair value at beginning of the year	$2,549,196	$-
Issuance of derivative warrant liability:
Warrants issued to investors in 2013 Series B Offering	-	2,224,778
Placement agent warrants in 2013 Series B Offering	-	23,608
Modification and reclassification of outstanding warrants	114,923	84,109
	2,664,119	2,332,495
Change in fair value	(1,309,800)	216,701
Fair value at end of the year	$1,354,319	$2,549,196

Accounting for Share-Based Payments
	2014	2013
Risk-free interest rate	3.40%	2.61%
Expected volatility	60.13%	61.67%
Dividend yield	none	none
Expected term	5.5 years	6 years